Stockholders' Equity (Details Textual 2) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended								12 Months Ended													12 Months Ended	1 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2012	Jun. 30, 2014	Dec. 31, 2012	Mar. 10, 2014	Dec. 31, 2013	Dec. 31, 2011	Feb. 28, 2014 Board of Directors [Member]	Dec. 31, 2013 Placement Agent [Member] Medeor Inc [Member]	Nov. 30, 2013 Consultants [Member]	Jun. 30, 2014 Consultants [Member]	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Dec. 31, 2013 Series A Preferred Stock Offerings [Member]	Dec. 31, 2012 Series A Preferred Stock Offerings [Member]	Dec. 31, 2013 Series A Preferred Stock Offerings [Member] Investors [Member]	Dec. 31, 2012 Series A Preferred Stock Offerings [Member] Investors [Member]	Dec. 31, 2013 Series A Preferred Stock Offerings [Member] Placement Agent [Member]	Dec. 31, 2012 Series A Preferred Stock Offerings [Member] Placement Agent [Member]	Dec. 31, 2013 Debt Offerings [Member]	Dec. 31, 2012 Debt Offerings [Member]	Dec. 31, 2013 Debt Offerings [Member] Debt Holders [Member]	Dec. 31, 2012 Debt Offerings [Member] Debt Holders [Member]	Dec. 31, 2013 Debt Offerings [Member] Placement Agent [Member]	Dec. 31, 2012 Debt Offerings [Member] Placement Agent [Member]	Dec. 31, 2012 Strategic Advisor Agreement [Member]	Jun. 30, 2014 Stock Option [Member]	Dec. 31, 2013 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Jun. 30, 2014 Warrants [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2012 Founder Warrants [Member]	May 31, 2014 Officer Options [Member]	Jan. 31, 2014 Officer Options [Member]	Sep. 30, 2013 Officer Options [Member]	Jul. 31, 2012 Officer Options [Member]	Dec. 31, 2013 Officer Options [Member]	Jun. 30, 2014 Research and Development Expense [Member]	Dec. 31, 2013 Research and Development Expense [Member]	Dec. 31, 2012 Research and Development Expense [Member]	Jun. 30, 2014 Research and Development Expense [Member] Warrants [Member]	Dec. 31, 2013 Research and Development Expense [Member] Warrants [Member]	Dec. 31, 2012 Research and Development Expense [Member] Warrants [Member]	Jun. 30, 2014 Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]	Jun. 30, 2014 Selling, General and Administrative Expenses [Member] Warrants [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] Warrants [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] Warrants [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of shares available for grant authorized under 2012 Stock Option Plan					2,409,436
Number of shares available for future grants under stock option plan		4,693,673
Stock options plan stock options exercisable period		10 years
Stock options exercisable period description		Vest over four years
Options to purchase of common stock							145,986		187,500																								350,000	1,003,774	665,750	677,962	334,199
Stock options term							10 years		10 years				7 years	7 years					7 years	7 years													10 years	10 years	10 years	10 years	10 years
Options vest percentgae							25.00%		25.00%																								25.00%	25.00%	25.00%	25.00%	25.00%
Remaining options vest percentage																																			75.00%	75.00%
Remaining options vest period description							Options vest on the one year anniversary of the grant date and the remaining options vest quarterly over the following 3 years.		Options vest on the one year anniversary of the grant date and the remaining options vest in equal quarterly increment over the following 3 years																								Options vest on the one year anniversary of the grant date and the remaining options vest quarterly over the following 3 years.	Options vest on the one anniversary of the grant date and the remaining options vest quarterly over the following 3 years	Options vest in equal quarterly increments over a four-year period.	Options vest in equal quarterly increments over a four-year period	Options vest on the one anniversary of the grant date and the remaining options vest quarterly over the following 3 years
Fair value of options on grant date							$ 136,200		$ 114,800																								$ 250,200	$ 937,600	$ 359,100	$ 103,700	$ 181,400
Stock-based compensation expense		10,119,000						237,400																														115,500	4,800	0	0	1,800	2,200	77,700	129,600	35,100	12,124,500	246,100	0
Share based compensation shares vested		8,655,783
Unrecognized stock based compensation expense		1,760,900	0		589,500																								6,500	3,600	3,400
Weighted average fair value of options and warrants granted																										$ 0.72	$ 0.58	$ 0.15	$ 1.40	$ 0.80	$ 0.14
Warrants issued, number of shares of common stock	541,430		541,430												1,275,156	1,224,845	637,578	612,422			213,750	67,500	106,875	33,750
Exercise price per share	$ 0.80		$ 0.80		$ 0.54	$ 1.00	$ 1.50	$ 0.11	$ 0.80	$ 0.80	$ 0.80	$ 0.08			$ 0.80	$ 0.80	$ 0.80	$ 0.80			$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.01								$ 1.50	$ 1.50	$ 0.08	$ 0.80	$ 0.80
Warrants contractual term														7 years						7 years
Warrant to purchase of common stock	619,377		619,377					200,000		12,500	21,500	40,000																				868,213
Fair value of warrants issued		$ 14,300	$ 5,600		$ 10,800					$ 0
Number of shares increased by the Board of Directors				4,000,000
Number of shares increased by shareholders				8,058,844